Voya Multi-Manager Mid Cap Value Fund Investment Strategy - Class I Shares [Member] - Voya Multi-Manager Mid Cap Value Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to mid-capitalization value companies. For purposes of this 80% policy, mid-capitalization value companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell Midcap® Index or the S&P MidCap 400® Index and that the Fund believes are undervalued by the market, trade for less than their intrinsic value, or pay dividends. The market capitalization of companies within the indices will change with market conditions. As of June 30, 2025, the market capitalization of companies within the Russell Midcap® Index ranged from $1.7 billion to $89.3 billion, and the market capitalization of companies within the S&P MidCap 400® Index ranged from $1.7 billion to $94.3 billion.The Fund expects to invest primarily in common stock of U.S.-based companies, but may also invest in securities of foreign (non-U.S.) companies.The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”).The Fund may also invest in derivative instruments including, without limitation, futures, as a substitute for securities in which the Fund can invest, for cash management, and/or to seek to enhance returns in the Fund.The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Investment Adviser allocates the Fund’s assets to different sub-advisers. When selecting sub-advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub-adviser, its personnel, and its fit with other sub-advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance (“ESG”) factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser’s evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser’s decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser.The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and ETFs to implement its investment process.Victory Capital Management Inc. (“Victory Capital”) and Voya Investment Management Co. LLC (“Voya IM”) (each, a “Sub-Adviser” and together, the “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.Victory CapitalVictory Capital invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below Victory Capital’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. Victory Capital may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate. Voya IMTo manage its portion of the Fund’s assets, Voya IM employs a “passive management” approach designed to track the performance of a custom index created by FTSE Russell for Voya IM, the Russell Midcap® Value Select Factor Index (the “Index”). The Index is designed to capture exposure to a broad set of five factors that contribute to equity market performance. These five factors are Low Volatility, Momentum, Quality, Size, and Value. As a result of the five factor selection process, the Index may be focused in one or more sectors, which may change from time to time. As of June 30, 2025, a portion of the Index was focused in the financials and industrials sectors. Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings, consistent with that of the Index. The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in ETFs, stock index futures, and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.Voya IM may sell securities for a variety of reasons, such as to rebalance and reconstitute its investments in connection with such changes in the Index, secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.